Bank Overdraft and Short-term Borrowings - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	€ 14,947	€ 23,916
Commitment fee	0
Trade receivables export [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	10,222
Trade receivables secured borrowings [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	1,980
Bank overdrafts [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Unused credit facility	€ 2,745